Offerings - Offering: 1	Mar. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A-1 common stock, par value $0.01 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	1a: Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement covers, in addition to the number of shares of Janus Living, Inc., a Maryland corporation (the "Company" or the "Registrant"), Class A-1 common stock, par value $0.01 per share ("Class A-1 common stock"), stated above, an additional indeterminate number of shares that may be offered or issued pursuant to the Janus Living, Inc. 2026 Equity Plan (the "Plan") as a result of one or more adjustments under the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions. 1b: Represents 5,000,000 shares of Class A-1 common stock reserved for issuance under the Plan. 1c: Pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, and solely for the purposes of calculating the amount of the registration fee, the proposed maximum offering price per share is based on the initial public offering price of the Class A-1 common stock of $20.00 per share.